                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               ----------------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    G. Brian Kobelski
Title:   Chief Financial Officer
Phone:   978-623-3512

Signature, Place, and Date of Signing:


  /s/ G. Brian Kobelski    Andover, Massachusetts   February 11, 2005
------------------------   ----------------------   -----------------
      [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           69

Form 13F Information Table Value Total:     $190,241
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Andover Capital Advisors LP
                                13F SEC Appraisal
                                   12/31/2004

                                                                                 Investment          Voting
                                                                                 Discretion        Authority
                                                                             ----------------- -----------------
                                                                             Sole Shared Other Sole Shared Other
          Security            Security Type   Cusip   Market Value  Quantity  (A)   (B)   (C)   (A)   (B)   (C)
---------------------------- -------------- --------- ------------ --------- ---- ------ ----- ---- ------ -----
AES Corp                       Common Stock 00130H105    3,964,300   290,000   X                 X
AMR Corp                       Common Stock 001765106    2,956,500   270,000   X                 X
Adesa Inc                      Common Stock 00686U104    4,935,772   232,600   X                 X
Allegheny Energy Inc           Common Stock 017361106    2,567,228   130,250   X                 X
AmeriCredit Corp               Common Stock 03060R101    3,912,000   160,000   X                 X
American Finl Group Inc Ohio   Common Stock 025932104    1,800,325    57,500   X                 X
Argosy Gaming Co               Common Stock 040228108    2,335,000    50,000   X                 X
Blount International Inc New   Common Stock 095180105    3,022,370   173,500   X                 X
CHEMED CORP New                Common Stock 16359R103    4,697,700    70,000   X                 X
CMGI Inc                       Common Stock 125750109      892,500   350,000   X                 X
Caesars Entertainment Inc      Common Stock 127687101    1,208,400    60,000   X                 X
Charter Communications Inc D            CLA 16117M107    1,680,000   750,000   X                 X
Comcast Corp New                        CLA 20030N101    5,824,000   175,000   X                 X
Conseco Inc                         Com New 208464883    1,097,250    55,000   X                 X
DPL Inc                        Common Stock 233293109    4,143,150   165,000   X                 X
Denbury Res Inc                     Com New 247916208    2,841,075   103,500   X                 X
Denny's                        Common Stock 24869P104    1,429,146   317,588   X                 X
Dover Motorsports Inc          Common Stock 260174107    4,526,127   789,900   X                 X
E-Loan Inc                     Common Stock 26861P107    1,504,100   445,000   X                 X
EchoStar Communications New             CLA 278762109   14,463,750   435,000   X                 X
FLYi Inc                       Common Stock 34407T104      708,000   400,000   X                 X
Global Power Equipment Inc     Common Stock 37941P108    1,731,840   176,000   X                 X
Gray Television Inc            Common Stock 389375106      775,000    50,000   X                 X
Harrahs Entmt Inc              Common Stock 413619107    1,337,800    20,000   X                 X
Haynes International Inc       Common Stock 420877201    5,554,290   370,286   X                 X
Healthsouth Corp.              Common Stock 421924101    8,678,960 1,382,000   X                 X
Hilton Hotels Corp             Common Stock 432848109   11,767,950   517,500   X                 X
IAC/INTERACTIVECORP            Common Stock 44919P102    1,104,800    40,000   X                 X
Inco Ltd                       Common Stock 453258402    5,517,000   150,000   X                 X
International Game Technolog   Common Stock 459902102    6,532,200   190,000   X                 X
Internet Capital Group Inc          Com New 46059C205      900,000   100,000   X                 X
Isle of Capri Casinos Inc      Common Stock 464592104    2,090,475    81,500   X                 X
Kroger Co                      Common Stock 501044101    1,227,800    70,000   X                 X
Leap Wireless Intnl Inc.       Common Stock 521863308    1,350,000    50,000   X                 X
Lucent Technologies Inc        Common Stock 549463107    1,504,000   400,000   X                 X
Lyondell Chemical Co           Common Stock 552078107    3,181,200   110,000   X                 X
MCI Inc                        Common Stock 552691107    2,016,000   100,000   X                 X
Magna Entmt Corp                        CLA 559211107    1,414,700   235,000   X                 X
Manugistics Group Inc          Common Stock 565011103    1,435,000   500,000   X                 X
Meristar Hospitality Corp      Common Stock 58984Y103    1,514,690   181,400   X                 X
Multimedia Games Inc           Common Stock 625453105      788,000    50,000   X                 X
NTL Inc Del                    Common Stock 62940M104    2,188,800    30,000   X                 X

Nevada Gold & Casinos Inc      Common Stock 64126Q206    1,457,900   119,500   X                 X
Nextel Communications Inc      Common Stock 65332V103    3,001,000   100,000   X                 X
OM Group Inc                   Common Stock 670872100    7,294,500   225,000   X                 X
Owens Ill Inc                       Com New 690768403    3,171,000   140,000   X                 X
Plains Expl & Prodtn Co        Common Stock 726505100      390,000    15,000   X                 X
PolyOne Corp                   Common Stock 73179P106    2,851,182   314,700   X                 X
Pride International Inc Del    Common Stock 74153Q102    1,745,900    85,000   X                 X
Qwest Communications Intl In   Common Stock 749121109      710,400   160,000   X                 X
Revlon Inc                              CLA 761525500    3,808,110 1,655,700   X                 X
Rhodia                        Sponsored ADR 762397107    1,890,000   700,000   X                 X
STATS ChipPAC Ltd             Sponsored ADR 85771T104    4,628,150   755,000   X                 X
Sierra Pacific Resources            Com New 826428104    1,890,000   180,000   X                 X
Sinclair Broadcast Group Inc            CLA 829226109    2,763,000   300,000   X                 X
Staar Surgical Co             Com Par $0.01 852312305    3,714,975   592,500   X                 X
TECO Energy Inc                Common Stock 872375100    2,532,750   165,000   X                 X
Timberland Co                           CLA 887100105    1,096,725    17,500   X                 X
USA Mobility Inc               Common Stock 90341G103    3,740,353   105,929   X                 X
Westlake Chem Corp             Common Stock 960413102    1,002,000    30,000   X                 X
Williams Cos Inc Del           Common Stock 969457100    7,988,616   490,400   X                 X
Wilsons The Leather Experts    Common Stock 972463103       97,500    25,000   X                 X
Texas Petrochemical Inc        Common Stock 88265P208      327,500    25,000   X                 X
Texas Petrochemicals LP      Note 7.25% 4/3 882651AB8      424,531   275,000   X                 X
Hilton Hotels Corp                     Call 432848909       70,000     1,000   X                 X
Williams Cos Inc                       Call 969457100        5,780       578   X                 X
Williams Cos Inc                       Call 969457100       15,000       500   X                 X
Ishares Tr                              Put 464287630      360,000       500   X                 X
Ishares Tr                              Put 464287630      145,000       250   X                 X
                                                       -----------
                                                       190,241,070
                                                       -----------
Total PortFolio                                        190,241,070
                                                       ===========